Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Prepayments and other current assets	$ 61,925	¥ 431,107	¥ 133,551
Total current assets	649,472	4,521,499	3,626,645
Non-current assets
Other non-current assets	2,418	16,806	19,030
Total non-current assets	68,332	475,697	165,281
Total assets	717,804	4,997,196	3,791,926
Current liabilities
Accrued expenses and other current liabilities	128,659	895,694	305,436
Total current liabilities	277,089	1,929,037	1,116,613
Non-current liabilities
Long-term borrowings	174,560	1,215,249	1,151,560
Long-term liabilities	11,110	77,344	14,240
Total non-current liabilities	202,014	1,406,375	1,165,800
Total liabilities	479,103	3,335,412	2,282,413
Shareholders' Equity
Treasury shares (517,454 Class A ordinary shares as of December 31, 2018 and 2019, at cost)	(10,201)	(71,018)	(71,018)
Additional paid-in capital	409,110	2,848,145	2,839,342
Accumulated losses	(161,787)	(1,126,330)	(1,280,753)
Accumulated other comprehensive loss	(3,806)	(26,500)	(6,373)
Total Shareholders' Equity	237,360	1,652,447	1,501,926	¥ 1,284,812	¥ (1,448,153)
Total liabilities, mezzanine equity and shareholders' equity	717,804	4,997,196	3,791,926
Secoo Holding Limited
Current assets
Cash		92	162,529
Investment security			26,032
Prepayments and other current assets		2,998	10,552
Total current assets		3,090	199,113
Non-current assets
Investments in subsidiaries		2,896,655	2,474,833
Other non-current assets		2,383	3,246
Total non-current assets		2,899,038	2,478,079
Total assets		2,902,128	2,677,192
Current liabilities
Accrued expenses and other current liabilities		24,235	44,267
Total current liabilities		24,235	44,267
Non-current liabilities
Long-term borrowings		1,185,249	1,151,560
Long-term liabilities		68,180
Total non-current liabilities		1,253,429	1,151,560
Total liabilities		1,277,664	1,195,827
Shareholders' Equity
Treasury shares (517,454 Class A ordinary shares as of December 31, 2018 and 2019, at cost)		(71,018)	(71,018)
Additional paid-in capital		2,848,145	2,839,342
Accumulated losses		(1,126,330)	(1,280,753)
Accumulated other comprehensive loss		(26,500)	(6,373)
Total Shareholders' Equity		1,624,464	1,481,365
Total liabilities, mezzanine equity and shareholders' equity		2,902,128	2,677,192
Class A ordinary shares
Shareholders' Equity
Ordinary shares	18	126	126
Class A ordinary shares | Secoo Holding Limited
Shareholders' Equity
Ordinary shares		126	126
Class B
Shareholders' Equity
Ordinary shares	$ 6	41	41
Class B | Secoo Holding Limited
Shareholders' Equity
Ordinary shares		¥ 41	¥ 41